GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Change in carrying amount of goodwill by reportable segment
For the year ended December 31, 2013 and 2012, the change in the carrying amount of goodwill by reportable segment, including the cumulative impact of the revisions described above, was as follows:

(In millions)	Asia	Latin America	North America/ Europe	Total
Balance as of January 1, 2012	$—	$115.8	$1.7	$117.5
Acquisition	—	155.5	17.3	172.8
Translation adjustments	—	(17.7)	(2.0)	(19.7)
Balance as of December 31, 2012	—	253.6	17.0	270.6
Redenomination	—	(42.5)	2.0	(40.5)
Translation adjustments	—	(33.3)	—	(33.3)
Balance as of December 31, 2013	$—	$177.8	$19.0	$196.8